INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

CORPORATE BONDS -- 58.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Air Products and Chemicals, Inc., MTN,
7.34%, 6/15/26                                $   720      $    709,985
Associates Corp., N.A., 5.96%, 5/15/37             30            29,654
Bellsouth Telecommunications, Inc.,
5.85%, 11/15/45                                 1,510         1,504,715
BHP Finance, 6.42%, 3/1/26                         80            77,366
Commercial Credit Corp., 6.625%, 6/1/15         1,000           989,820
Commercial Credit Corp., 7.875%, 2/1/25         2,000         2,064,700
Dayton Hudson, MTN, 5.865%, 8/15/27             2,490         2,486,987
Eaton Corp., 6.50%, 6/1/25                        400           385,968
Eaton Corp., 8.875%, 6/15/19                      200           223,528
First Union National Bank of Florida,
6.18%, 2/15/36                                    125           115,164
Grand Metropolitan Investment Corp.,
7.45%, 4/15/35                                  3,090         3,094,635
Harris Corp., 6.65%, 8/1/06                     3,000         2,972,490
Hertz Corp., 6.30%, 11/15/06                       25            24,289
IBM Corp., 6.22%, 8/1/27                           65            63,042
Ingersoll-Rand MTN, 6.015%, 2/15/28                25            24,851
Inter-American Development Bank, 6.95%,
8/1/26                                            220           218,269
Inter-American Development Bank, 8.40%,
9/1/09                                          3,690         4,014,314
ITT Corp., 8.55%, 6/15/09                         450           462,451
Johnson Controls, 7.70%, 3/1/15                 3,000         3,056,370
Lowe's Cos., Inc., MTN, 7.11%, 5/15/37          5,000         4,946,450
Mead Corp., 6.84%, 3/1/37                       2,000         1,879,360
Motorola, Inc., 6.50%, 9/1/25                   3,000         2,916,810
NBD Bank N.A., 8.25%, 11/1/24                     135           141,522
Penney (JC) Co., Inc., 7.40%, 4/1/37            2,000         1,808,440
Procter and Gamble Co., 8.00%, 9/1/24           3,000         3,200,010
Seagram (Joseph) & Sons, Inc., 9.65%,
8/15/18                                         1,030         1,143,207
State Street Bank, 7.35%, 6/15/26               2,450         2,405,900
Tennessee Valley Authority, 5.88%,
4/1/36                                          3,350         3,194,661
Tennessee Valley Authority, 6.235%,
7/15/45                                         1,700         1,691,398
Times Mirror Co., 6.61%, 9/15/27                3,250         3,157,408
Transcontinental Gas Pipeline Corp.,
7.08%, 7/15/26                                  2,600         2,579,382
Tribune Co., MTN, 6.25%, 11/10/26               1,000           985,080
TRW, Inc., MTN, 9.35%, 6/4/20                   1,395         1,508,441
Washington Gas Light Co., MTN, 7.50%,
4/1/30                                          2,000         1,997,020
Willamette Industries, 7.35%, 7/1/26            4,000         3,901,760
-----------------------------------------------------------------------
Total Corporate Bonds
   (identified cost $62,623,864)                           $ 59,975,447
-----------------------------------------------------------------------

MORTGAGE PASS-THROUGHS -- 4.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
FHLMC, PAC CMO, Series 1627-PZ, 5.60%,
8/15/17                                       $ 1,711      $  1,701,185
FHLMC, PAC CMO, Series 1630-PE, 5.50%,
5/15/18                                           285           283,535
FHLMC, PAC CMO, Series 41-F, 10.00%,
5/15/20                                           727           760,555
FNMA, PAC CMO, Series 1990 24-E,
9.00%, 3/25/20                                    324           328,329
FNMA, PAC CMO, Series 1992 64-H,
7.50%, 9/25/06                                  1,227         1,229,721
-----------------------------------------------------------------------
Total Mortgage Pass-Throughs
   (identified cost $4,268,136)                            $  4,303,325
-----------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 35.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
U.S. Treasury Bond, 7.25%, 8/15/22            $ 3,000      $  3,375,210
U.S. Treasury Bond, 7.50%, 11/15/16             7,500         8,471,400
U.S. Treasury Bond, 10.75%, 8/15/05            10,000        11,924,200
U.S. Treasury Note, 5.75%, 11/30/02             9,500         9,363,390
U.S. Treasury Note, 6.50%, 5/31/02              3,000         3,004,440
-----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $36,408,369)                          $ 36,138,640
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 0.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Associates Corp. of North America,
6.89%, 7/3/00                                 $   893      $    892,658
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost $892,658)                            $    892,658
-----------------------------------------------------------------------
Total Investments -- 98.3%
   (identified cost $104,193,027)                          $101,310,070
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.7%                     $  1,759,140
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $103,069,210
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $104,193,027)        $101,310,070
Cash                                               685
Interest receivable                          1,990,518
------------------------------------------------------
TOTAL ASSETS                              $103,301,273
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $    218,567
Payable to affiliate for Trustees' fees          2,047
Accrued expenses                                11,449
------------------------------------------------------
TOTAL LIABILITIES                         $    232,063
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $103,069,210
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $105,952,167
Net unrealized depreciation (computed on
   the basis of identified cost)            (2,882,957)
------------------------------------------------------
TOTAL                                     $103,069,210
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
JUNE 30, 2000
Investment Income
-----------------------------------------------------
Interest                                  $ 2,323,691
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 2,323,691
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   207,551
Trustees fees and expenses                      2,630
Custodian fee                                  19,000
Legal and accounting services                   7,836
Miscellaneous                                     113
-----------------------------------------------------
TOTAL EXPENSES                            $   237,130
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 2,086,561
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,519,708)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,519,708)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 2,155,756
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 2,155,756
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $   636,048
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 2,722,609
-----------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to June 30, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          PERIOD ENDED
INCREASE (DECREASE)                       JUNE 30, 2000
IN NET ASSETS                             (UNAUDITED)(1)
--------------------------------------------------------
From operations --
   Net investment income                  $   2,086,561
   Net realized loss                         (1,519,708)
   Net change in unrealized appreciation
      (depreciation)                          2,155,756
--------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   2,722,609
--------------------------------------------------------
Capital transactions --
   Net assets contributed by Eaton Vance
      Balanced Fund                       $ 112,515,428
   Contributions                                462,914
   Withdrawals                              (12,731,751)
--------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $ 100,246,591
--------------------------------------------------------

NET INCREASE IN NET ASSETS                $ 102,969,200
--------------------------------------------------------

Net Assets
--------------------------------------------------------
At beginning of period                    $     100,010
--------------------------------------------------------
AT END OF PERIOD                          $ 103,069,210
--------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to June 30, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                        PERIOD ENDED
                                        JUNE 30, 2000
                                        (UNAUDITED)(1)
------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------
Ratios (As a percentage of average
   daily net assets):
   Expenses                                    0.72%(2)
   Net investment income                       6.30%(2)
Portfolio Turnover                               26%
------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $103,069
------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000 to June 30, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Investment Grade Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve current income and total return by investing in a portfolio consisting primarily of fixed-income securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Debt securities (other than mortgage-backed pass through securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the security sold.

 H Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% annualized) of the Portfolio's average daily net assets up to $300 million and 1/24 of 1% (0.50% annualized) of average daily net assets of $300 million and more. For the period ended June 30, 2000 the fee was equivalent to 0.61% of the Portfolio's average net assets for such period and amounted to $207,551. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their service to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended June 30, 2000, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $4,304,388 and $13,969,936, respectively. Purchases and sales of U.S. Government agency securities aggregated $21,028,344 and $20,089,919, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $104,193,027
    ------------------------------------------------------
    Gross unrealized appreciation             $    313,546
    Gross unrealized depreciation               (3,196,503)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,882,957)
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended June 30, 2000.

6 Transfer of Net Assets
-------------------------------------------
   Prior to the opening of business on March 7, 2000, Eaton Vance Balanced Fund, pursuant to an Agreement and Plan of Reorganization dated February 29, 2000, contributed to the Portfolio net assets of $112,515,428, in exchange for an interest therein, including $5,038,713 of net unrealized depreciation. The transaction was structured for tax purposes to qualify as a tax free exchange under the Internal Revenue Code.

EATON VANCE BALANCED FUND AS OF JUNE 30, 2000

INVESTMENT MANAGEMENT

INVESTMENT GRADE INCOME PORTFOLIO

Officers
James B. Hawkes
President and Trustee

Arieh Coll
Vice President

Michael B. Terry
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees
Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant